EMPLOYEE BENEFIT PLANS - Vallon - 10-K (Details) - Vallon Pharmaceuticals, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Company contributions	$ 21	$ 24
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay (up to)	3.00%